Stock Plans Restricted Stock, RSU and Performance Share Activity (Details) - 12 months ended Dec. 27, 2014 - Restricted Stock, RSUs and Performance Shares - $ / shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance	4,149,797
Number of shares, granted	1,697,965
Number of shares, vested	(1,424,627)
Number of shares, forfeited	(365,483)
Number of shares, ending balance	4,057,652
Weighted average grant date fair value per share, beginning balance	$ 44.99
Weighted average grant date fair value per share, granted	57.49
Weighted average grant date fair value per share, vested	36.49
Weighted average grant date fair value per share, forfeited	51.52
Weighted average grant date fair value per share, ending balance	$ 52.62